Acquisitions - Schedule of Estimated Fair Value of Assets Acquired and Liabilities (Details) - USD ($)	Aug. 31, 2020	May 31, 2020	Aug. 31, 2019	May 31, 2019
Goodwill	$ 5,180,141	$ 5,155,141	$ 6,682,000	$ 4,456,250
Simplicity El Paso, LLC [Member]
Merchandise	27,000
Furniture, Fixtures and Equipment	113,000
Customer Database	35,000
Goodwill	25,000
Restrictive Covenant	115,000
Total value of acquisition	$ 315,000